Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Member Units [Member]	Retained Earnings [Member]	AOCI [Member]	Cleco Power [Member]	Cleco Power [Member] Member's Equity [Member]	Cleco Power [Member] AOCI [Member]
Balances. Beginning (Predecessor [Member]) at Dec. 31, 2013	$ 1,586,197	$ 463,070		$ 1,149,003	$ (25,876)
Balances. Beginning at Dec. 31, 2013								$ (15,177)
Balances, Beginning at Dec. 31, 2013						$ 1,370,573	$ 1,385,750	(15,177)
Increase (Decrease) in Equity [Roll Forward]
Common stock issued for compensatory plans | Predecessor [Member]	602	602
Repurchase of common stock | Predecessor [Member]	(12,449)	(12,449)
Dividends on common stock | Predecessor [Member]	(95,030)			(95,030)
Non-cash contributions from parent						138,080	138,080
Distribution to member						(115,000)	115,000
Net (loss) income | Predecessor [Member]	154,739			154,739
Net (loss) income						154,316	154,316
Other comprehensive income (loss), net of tax | Predecessor [Member]	(6,789)				(6,789)
Other comprehensive income (loss), net of tax						(2,111)		(2,111)
Balances, Ending (Predecessor [Member]) at Dec. 31, 2014	1,627,270	451,223		1,208,712	(32,665)
Balances, Ending at Dec. 31, 2014								(17,288)
Balances, Beginning at Dec. 31, 2014						1,545,858	1,563,146	(17,288)
Increase (Decrease) in Equity [Roll Forward]
Common stock issued for compensatory plans | Predecessor [Member]	5,189	5,189
Dividends on common stock | Predecessor [Member]	(97,367)			(97,367)
Distribution to member						(135,000)	135,000
Net (loss) income | Predecessor [Member]	133,669			133,669
Net (loss) income						141,350	141,350
Other comprehensive income (loss), net of tax | Predecessor [Member]	6,080				6,080
Other comprehensive income (loss), net of tax						196		196
Balances, Ending (Predecessor [Member]) at Dec. 31, 2015	1,674,841	456,412		1,245,014	(26,585)
Balances, Ending at Dec. 31, 2015								(17,092)
Balances, Beginning at Dec. 31, 2015						1,552,404	1,569,496	(17,092)
Increase (Decrease) in Equity [Roll Forward]
Common stock issued for compensatory plans | Predecessor [Member]	(1,277)	(1,277)
Dividends on common stock | Predecessor [Member]	(24,190)			(24,190)
Net (loss) income | Predecessor [Member]	(3,960)			(3,960)
Other comprehensive income (loss), net of tax | Predecessor [Member]	647				647
Balances, Ending (Predecessor [Member]) at Apr. 12, 2016	1,646,061	455,135		1,216,864	(25,938)
Balances. Beginning (Predecessor [Member]) at Dec. 31, 2015	1,674,841	456,412		1,245,014	(26,585)
Balances. Beginning at Dec. 31, 2015								(17,092)
Balances, Beginning at Dec. 31, 2015						1,552,404	1,569,496	(17,092)
Increase (Decrease) in Equity [Roll Forward]
Distribution to member						(110,000)	(110,000)
Net (loss) income						39,128	39,128
Other comprehensive income (loss), net of tax						3,670		3,670
Contribution from parent						50,000	50,000
Balances, Ending (Successor [Member]) at Dec. 31, 2016					1,500
Balances, Ending at Dec. 31, 2016								(13,422)
Balances, Beginning (Successor [Member]) at Dec. 31, 2016	2,046,763		$ 2,069,376	(24,113)	1,500
Balances, Beginning at Dec. 31, 2016						1,535,202	1,548,624	(13,422)
Balances. Beginning (Predecessor [Member]) at Apr. 12, 2016	1,646,061	$ 455,135		1,216,864	(25,938)
Increase (Decrease) in Equity [Roll Forward]
Net (loss) income | Successor [Member]	(24,113)
Other comprehensive income (loss), net of tax | Successor [Member]	1,500				1,500
Balances, Ending (Successor [Member]) at Dec. 31, 2016					1,500
Balances, Ending at Dec. 31, 2016								(13,422)
Balances, Beginning (Successor [Member]) at Dec. 31, 2016	2,046,763		2,069,376	(24,113)	1,500
Balances, Beginning at Dec. 31, 2016						1,535,202	1,548,624	(13,422)
Balances, Beginning (Successor [Member]) at Apr. 13, 2016	2,158,141		2,158,141	0	0
Increase (Decrease) in Equity [Roll Forward]
Distribution to member | Successor [Member]	(88,765)		(88,765)
Net (loss) income | Successor [Member]	(24,113)			(24,113)
Other comprehensive income (loss), net of tax | Successor [Member]	1,500				1,500
Balances, Ending (Successor [Member]) at Dec. 31, 2016					1,500
Balances, Ending at Dec. 31, 2016								(13,422)
Balances, Beginning (Successor [Member]) at Dec. 31, 2016	$ 2,046,763		$ 2,069,376	$ (24,113)	$ 1,500
Balances, Beginning at Dec. 31, 2016						$ 1,535,202	$ 1,548,624	$ (13,422)